As filed with the Securities and Exchange Commission on April 13, 2000
                                             Securities Act File No. 333-90007
                                      Investment Company Act File No. 811-6521
==============================================================================




                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                ---------------

                                   FORM N-14
                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933
                                ---------------

      |_| PRE-EFFECTIVE AMENDMENT NO. |X| POST-EFFECTIVE AMENDMENT NO. 1

                       (CHECK APPROPRIATE BOX OR BOXES)
                                ---------------

                    MERRILL LYNCH INTERNATIONAL EQUITY FUND
            (EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)
                                ---------------

                                (609) 282-2800
                       (AREA CODE AND TELEPHONE NUMBER)
                                ---------------

                            800 SCUDDERS MILL ROAD
                         PLAINSBORO, NEW JERSEY 08536
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:
                    NUMBER, STREET, CITY, STATE, ZIP CODE)
                                ---------------

                                TERRY K. GLENN
                    MERRILL LYNCH INTERNATIONAL EQUITY FUND
             800 SCUDDERS MILL ROAD, PLAINSBORO, NEW JERSEY 08536
       MAILING ADDRESS: P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
                                ---------------

                                  Copies to:
           Counsel for the Fund:                  MICHAEL J. HENNEWINKEL, ESQ.
               BROWN & WOOD LLP                 MERRELL LYNCH ASSET MANAGEMENT
           ONE WORLD TRADE CENTER                         P.O. BOX 9011
           NEW YORK, NY 10048-0557             PRINCETON, NEW JERSEY 08543-9011
   ATTENTION: THOMAS R. SMITH, JR., ESQ.
             FRANK P. BRUNO, ESQ.



                                ---------------






==============================================================================

This amendment consists of the following:

(1)  Facing Sheet of the Registration Statement.

(2)  Part C of the Registration Statement (including signature page).

     Parts A and B are incorporated by reference from Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-90007) filed on December 13, 1999.

     This amendment is being filed solely to file as Exhibit No. 12 to this Registration Statement the private letter ruling received from the Internal Revenue Service.

                                    PART C

                               OTHER INFORMATION

Item 15.  Indemnification.

     Reference is made to Section 5.3 of Registrant's Declaration of Trust and
Section 9 of the Class A, Class B, Class C and Class D shares Distribution Agreements.

     Section 5.3 of the Registrant's Declaration of Trust provides as follows:
"The Trust shall indemnify each of its Trustees, officers, employees, and agents (including persons who serve at its request as directors, officers or trustees of another organization in which it has any interest, as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him or her in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he or she may be involved or with which he or she may be threatened, while in office or thereafter, by reason of his or her being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties; provided, however, that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of good faith and reasonable belief as to the best interests of the Trust, had been adjudicated it would have been adjudicated in favor of such person. The rights accruing to any Person under these provisions shall not exclude any other right to which he or she may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or in Section 5.1 or to which he or she may be otherwise entitled except out of the property of the Trust, and no shareholder shall be personally liable to any Person with respect to any claim for indemnity or reimbursement or otherwise. The Trustees may make advance payments in connection with indemnification under this Section 5.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he or she is not entitled to such indemnification."

     Insofar as the conditional advancing of indemnification moneys for actions based upon the Investment Company Act of 1940, as amended, may be concerned, such payments win be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount to which it is ultimately determined that he or she is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

     In Section 9 of the Class A, Class B, Class C and Class D shares Distribution Agreements relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor (as defined in the Distribution Agreements) and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (the "Securities Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

     Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits.

1  (a) --  Amended and Restated Declaration of Trust of the Registrant, dated
           June 7, 1993. (a)

   (b) -- Certificate of Establishment and Designation of Class A Shares and Class B Shares, dated June 11, 1993.(a)

   (c) -- Certificate of Amendment to Declaration of Trust and Establishment and Designation of Classes, dated October 17, 1994. (a)

2      --  Amended and Restated By-Laws of the Registrant. (a)

3      --  Not applicable.

4      --  Form  of  Agreement  and  Plan of  Reorganization  between  the
           Registrant and Merrill Lynch Consults International Portfolio (included in Exhibit I to the Proxy Statement and Prospectus contained in this Registration Statement).(k)

5      --  Copies of instruments defining the rights of shareholders, including the relevant portions of the Amended and Restated Declaration of Trust, as amended, Certificates of Establishment and Designation, and Amended and Restated By-Laws of the Registrant. (b)

6 (a)  --  Investment Advisory Agreement between the Registrant and Merrill
           Lynch Asset Management, Inc. (c)

  (b) -- Sub-Advisory Agreement between Merrill Lynch Asset Management, Inc and Merrill Lynch Asset Management U.K. Limited. (h)

7 (a) -- Form of new Class A Shares Distribution Agreement between Registrant and Merrill Lynch Funds Distributor, a division of Princeton Funds Distributor, Inc. (the "Distributor"). (e)

  (b) -- Class B Shares Distribution Agreement between the Registrant and the Distributor. (c)

  (c) -- Letter Agreement between the Registrant and the Distributor with respect to the Merrill Lynch Mutual Fund Advisor Program. (c)

  (d) -- Form of Class C Shares Distribution Agreement between the Registrant and the Distributor. (e)

  (e) -- Form of Class D Shares Distribution Agreement between the Registrant and the Distributor. (e)

8     --   None.

9 (a) -- Custodian Agreement between the Registrant and Brown Brothers Harriman & Co. (d)

  (b) -- Amendment to Custodian Agreement between the Registrant and Brown Brothers Harriman & Co. (f)

10(a) -- Class B Distribution Plan and Class B Distribution Plan Sub-Agreement of Registrant. (c)

  (b) -- Form of Class C Distribution Plan and Class C Distribution Plan Sub-Agreement of Registrant.(e)

  (c) -- Form of Class D Distribution Plan and Class D Distribution Plan Sub-Agreement of Registrant. (e)

  (d) --   Merrill Lynch Select Pricingsm System Plan pursuant to Rule 18f-3.
           (g)

11    --   Opinion and Consent of Brown & Wood LLP, counsel for the Registrant.
           (k)

12    --   Private Letter Ruling from the Internal Revenue Service.

13    --   Not applicable.

14(a) -- Consent of Deloitte & Touche LLP, independent auditors for Registrant. (k)

  (b) -- Consent of Ernst & Young LLP, independent auditors for Merrill Lynch Consults International Portfolio. (k)

15    --   Not applicable.

16    --   Power of Attorney. (i)

17(a) -- Prospectus dated September 29, 1999 and Statement of Additional Information dated September 29, 1999 of the Registrant. (j)

  (b) -- Annual Report to Shareholders of the Registrant for the year ended May 31, 1999. (j)

  (c) -- Prospectus dated February 27, 1999 and Statement of Additional Information dated February 27, 1999 of Merrill Lynch Consults International Portfolio. (j)

  (d) --   Form of Proxy. (k)

  (e) -- Annual Report to Shareholders of Merrill Lynch Consults International Portfolio for the year ended October 31, 1998. (k)

  (f) -- Semi-Annual Report to Shareholders of Merrill Lynch Consults International Portfolio for the six months ended April 30, 1999. (k)

------------------------------------------

(a) Filed on September 27, 1995, as an Exhibit to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933, as amended (File No. 33-44917) (the "Form N-1A").

(b) Reference is made to Article I (sections 1.1 and 1.2), Article II (sections 2.2, 2.3 and 2.4), Article IV (sections 4.1, 4.3, and 4.4),
     Article V (sections 5.1, 5.2, 5.3 and 5.5), Article VI (sections 6.1, 6.2, 6.3, 6.4, 6.5, 6.7 and 6.8), Article VII (section 7.1), Article VIII (sections 8.1, 8.2 and 8.3), Article IX (section 9.2), Article X (sections 10.1, 10.2, 10.3, 10.4, 10.5, 10.6, 10.7 and 10.8), and Article
     XI (sections 11.2, 11.3, 11.4 and 11.5) of the Registrant's Amended and Restated Declaration of Trust, filed as Exhibit I (a) to the Form N- I A; the Certificate of Establishment and Designation, filed as Exhibit I (b) to the Form N-1A; the Certificate of Amendment to the Declaration of Trust and Establishment and Designation of Classes, filed as Exhibit I
     (c) to the Form N- I A; and Article 1, Article V and Article VII of the Registrant's Amended and Restated By-Laws, filed as Exhibit 2 to the Form N- IA.

(c) Filed on January 14, 1994, as an Exhibit to Post-Effective Amendment No. I to the Form N-1A.

(d) Filed on September 29, 1994, as an Exhibit to Post-Effective Amendment No. 2 to the Form N-1A.

(e) Filed On October 18, 1994, as an Exhibit to Post-Effective Amendment No. 3 to the Form N-1A.

(f) Filed on September 27, 1996, as an Exhibit to Post-Effective Amendment No. 5 to the Form N-1A.

(g) Incorporated by reference to Exhibit 18 to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A under the Securities Act of 1933, as amended, filed on January 25, 1996 relating to shares of Merrill Lynch New York Municipal Bond Fund series of Merrill Lynch Multi-State Municipal Series Trust (File No. 2-99473).

(h) Filed on August 29, 1997, as an Exhibit to Post-Effective Amendment No. 6 to the Form N-1A.

(i) Included on the signature page of the Registrant's Registration Statement on Form N-14 filed on October 29, 1999 and incorporated herein by reference.

(j) Filed on October 29, 1999, as an Exhibit to the Registrant's Registration Statement on Form N- 14 under the Securities Act of 1933, as amended (file No. 333-90007).

(k) Filed on December 13, 1999 as an Exhibit to Pre-Effective Amendment No. ! to the Registration Statement on Form N-14.

Item 17. Undertakings.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The Registrant undertakes to file, by post-effective amendment, either a copy of the Internal Revenue Service private letter ruling applied for or the opinion of counsel received as to certain tax matters, within a reasonable time after receipt of such ruling or opinion.

                                  SIGNATURES

     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the Township of Plainsboro and State of New Jersey, on the 13th day of April, 2000.

                                  MERRILL LYNCH INTERNATIONAL EQUITY FUND
                                               (Registrant)

                                  By            /s/ ROBERT HARRIS
                                     -------------------------------------
                                            (Robert Harris, Secretary)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


                     Signatures                                       Title                           Date
                     ----------                                       -----                           ----

                   TERRY K. GLENN*                     President and Trustee (Principal
------------------------------------------
                  (Terry K. Glenn)                        Executive Officer)

                  DONALD C. BURKE*                        Vice President and Treasurer
------------------------------------------
                  (Donald C. Burke)                          (Principal Financial and
                                                             Accounting Officer)

                 CHARLES C. REILLY*                    Trustee
------------------------------------------
                 (Charles C. Reilly)

                  RICHARD R. WEST*                     Trustee
------------------------------------------
                  (Richard R. West)

                   ARTHUR ZEIKEL*                      Trustee
------------------------------------------
                   (Arthur Zeikel)

                 EDWARD D. ZINBARG*                    Trustee
------------------------------------------
                 (Edward D. Zinbarg)

*By:     /s/      ROBERT HARRIS                                                             April 13, 2000
------------------------------------------
          (Robert Harris, Attorney-in-Fact)


                                 EXHIBIT INDEX

12 -- Private Letter Ruling from The Internal Revenue Service.

Internal Revenue Service                          Department of the Treasury

Index Numbers:             368.03-00              Washington, DC 20224
                           368.13-00
Donald C. Burke                                   Person to Contact:
Vice-President and Treasurer                      Richard C.L. Starke, 50-06941
Merrill Lynch International Equity Fund           Telephone Number:
800 Scudders Mill Road                            (202) 622-7790
Plainsboro, New Jersey 08536                      Refer Reply To:
                                                  CC:DOM:CORP:3-PLR-117913-99
                                                  Date:
                                                  February 29, 2000

Re: Merrill Lynch International Equity Fund/Merrill Lynch Consults International Portfolio


Acquiring             =               Merrill  Lynch  International  Equity
                                      Fund an  unincorporated  business  trust
                                      EIN: 22-3146158

Target                =               Merrill Lynch Consults International
                                      Portfolio  an  unincorporated   business
                                      trust EIN: 22-3188800

State X               =               Massachusetts

a                     =               5.25
-
b                     =               0.25
-
c                     =               0.75
-
d                     =               4
-
e                     =               1
-
f                     =               4
-
g                     =               8
-
h                     =               1
-

Dear Mr. Burke:

     This letter responds to your representative's October 31, 1999, request for rulings under Section 368(a)(1)(C) of the Internal Revenue Code (the "Code") on behalf of the above-captioned taxpayers. The information submitted for consideration is summarized below.

     Acquiring is organized under the laws of State X and registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management company. Acquiring has elected to be taxed as a regulated investment company ("RIC") under Sections 851-855 of the Code. Acquiring's investment objective is to provide shareholders with income and long-term growth of capital. It seeks to obtain its objective by investing in a diversified portfolio of equity securities located outside the United States.

     Target is organized under the laws of State X and registered under the 1940 Act as a diversified, open-end management company. Target has elected to be taxed as a RIC under Sections 851-855. Target's investment objective is to provide investors with income and long-term growth of capital by investing in equity securities located outside the United States.

     Acquiring offers four classes of stock. Class A shares have a maximum initial sales charge of a percent and are offered to a limited group of investors. Class B shares incur no initial sales charge when purchased, but are subject to ongoing account maintenance fees and Rule 12b-1 (of the 1940
Act) distribution fees of b percent and c percent, respectively, of the Fund's average daily net assets attributable to the Class B shares and a contingent deferred sales charge ("CDSC") ranging between d percent and e percent if redeemed within f years from purchase. In general, Class B shares will automatically convert into Class D shares g years from purchase. Class C shares incur no initial sales charge when purchased and are subject to ongoing account maintenance fees and distribution fees under a Rule 12b-1 plan of b percent and c percent, respectively, of the Fund's average daily net assets attributable to the Class C shares and are subject to a CDSC of e percent if redeemed within h years from purchase. Class D shares incur a maximum initial sales charge of a percent and are subject to an ongoing maintenance fee of b percent.

     Target offers only one class of ownership. That class is structured similarly to the Class C shares of Acquiring. Investors incur no initial sales charge on purchase, and shares are subject to ongoing account maintenance fees and distribution fees of b percent and c percent, respectively, of the Fund's daily net assets and are subject to a CDSC of e percent if redeemed within h years from purchase.

     Acquiring and Target have entered into an agreement and plan or reorganization for what are represented to be valid business reasons. Pursuant to the agreement, the transaction consists of the following steps:

(1) Target will transfer all of its assets and liabilities to Acquiring in exchange for an equal value of newly issued Acquiring Class C common voting stock.

(2) Target will distribute to its shareholders all of the Acquiring stock it received in the transaction. The aggregate net asset value ("NAV") of the shares issued by Acquiring and received by Target shareholders will equal the aggregate NAV of the outstanding shares of Target stock on the date that steps
(a) and (2) are consummated (hereinafter referred to as "the date of the transaction").

(3) Target will dissolve in accordance with the laws of State X and terminate its registration under the 1940 Act.

     After the transaction, Acquiring (in the ordinary course of its business) may sell up to 66 percent of the assets received from Target to unrelated parties, but will reinvest the proceeds consistent with its investment objectives and policies.

     The following representations have been made in connection with the proposed transaction:

     (a) The fair market value of the Acquiring stock received by each Target shareholder will be approximately equal to the fair market value of the Target stock surrendered in the exchange.

     (b) Acquiring will acquire at least 90 percent of the fair market value of the net assets and at least 70 percent of the fair market value of the gross assets held by Target immediately prior to the transaction. For purposes of this representation, amounts used by Target to pay its reorganization expenses, amounts paid by Target to shareholders who receive cash or other property, and all redemptions and distributions (except for redemptions in the ordinary course of Target's business as an open-end investment company as required by Section 22(e) of the 1940 Act pursuant to a demand of a shareholder, and regular, normal dividends) made by Target immediately preceding the transfer will be included as assets of Target held immediately prior to the transaction. There will be no payments to dissenters, as shareholders may redeem their shares at any time.

     (c) Acquiring has no plan or intention to reacquire any of its stock issued in the transaction except in connection with its legal obligations under Section 22(e) of the 1940 Act.

     (d) After the transaction, Acquiring will use the assets acquired from Target in its business, except that a portion of these assets may be sold or otherwise disposed of in the ordinary course of Acquiring's business. Any proceeds will be invested in accordance with Acquiring's investment objectives. Acquiring has no plan or intention to sell or otherwise dispose of any of the assets of Target acquired in the transaction, except for dispositions made in the ordinary course of business.

     (e) Target will distribute to its shareholders the stock of Acquiring it receives pursuant to the Plan of Reorganization.

     (f) The liabilities of Target assumed by Acquiring and any liabilities to which the transferred assets of Target are subject were incurred by Target in the ordinary course of its business.

     (g) Following the transaction, Acquiring will continue the historic business of Target or use a significant portion of Target's historic business assets in the continuing business.

     (h) Acquiring, Target and the shareholders of Target will pay their respective expenses, if any, incurred in connection with the transaction.

     (i) There is no intercorporate indebtedness existing between Target and Acquiring that was issued or acquired or that will be settled at a discount.

     (j) Acquiring and Target each meets the requirements of a regulated investment company as defined in ss. 368(a)(2)(F)(i) and (ii).

     (k) Acquiring does not own, directly or indirectly, nor has it owned, during the past five years, directly or indirectly, any stock of Target.

     (l) The fair market value of the assets of Target transferred to Acquiring will equal or exceed the sum of the liabilities assumed by Acquiring, plus the amount of liabilities, if any, to which the transferred assets are subject.

     (m) Target is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A).

     (n) Acquiring and Target have elected to be faxed as RICs under Section 851 and, for all of their taxable periods (including the last short taxable period ending on the date of the transaction, for Target), have qualified for the special tax treatment afforded RICs under the Code, and after the transaction, Acquiring intends to continue so to qualify.

     (o) There is no plan or intention for Acquiring (the issuing corporation, as defined in Section 1.368-1(b)) or any person related (as defined in Section 1.368-1(e)(3)) to Acquiring, to acquire, during the five year period beginning on the date of the transaction, with consideration other than Acquiring stock, Acquiring stock furnished in exchange for a proprietary interest in Target in the transaction, either directly or through any transaction, agreement, or arrangement with any other person, except redemptions in the ordinary course of Acquiring's business as an open-end investment company as required by
Section 22(e) of the 1940 Act.

     (p) During the five year period ending on the date of the transaction:
(i) neither Acquiring, nor any person related (as defined in Section 1.368-1(e)(3)) to Acquiring, will have acquired Target's stock with consideration other than Acquiring stock, (ii) neither Target, nor any person related (as defined in Section 1.368-1(e)(3) without regard to Section 1.368-1(e)(3)(i)(A)) to Target, will have acquired Target stock with consideration other than Acquiring stock or Target stock except redemptions in the ordinary course of Target's business as an open-end investment company as required by Section 22(e) of the 1940 Act; and (iii) no distributions will have been made with respect to Target's stock (other than ordinary, normal, regular, dividend distributions made pursuant to Target's historic dividend-paying practice), either directly or through any transaction, agreement, or arrangement with any other person, except for (a) cash paid to dissenters and (b) distributions described in Sections 852 and 4982 of the Internal Revenue Code.

     (q) The aggregate value of the acquisitions, redemptions, and distributions discussed in paragraphs (o) and (p), above, will not exceed 50 percent of the value (without giving effect to the acquisitions, redemptions, and distributions) of the proprietary interest in Target on the effective date of the proposed transaction.

     Based solely upon the information and representations set forth above, we hold as follows:

     (1) The acquisition by Acquiring of substantially all of the assets of Target in exchange for voting shares of Acquiring stock and Acquiring's assumption of Target's liabilities, followed by the distribution by Target to its shareholders of Acquiring shares, in complete liquidation, will qualify as a reorganization within the meaning of Section 368(a)(1)(C). For purposes of this ruling, "substantially all" means at least 90 percent of the fair market value of the net assets and at least 70 percent of the fair market value of the gross assets of Target. Acquiring and Target will each be a "party to a reorganization" within the meaning of Section 368(b).

     (2) Target will recognize no gain or loss upon the transfer of substantially all of its assets to Acquiring solely in exchange for Acquiring voting common stock and Acquiring's assumption of Target's liabilities (Sections 361(a) and 357(a)).

     (3) Target will recognize no gain or loss on the distribution of Acquiring stock to its shareholders in pursuance of the plan or reorganization (Section 361(c)(1)).

     (4) Acquiring will not recognize any gain or loss on the receipt of the assets of Target in exchange for voting shares of Acquiring (Section 1032(a)).

     (5) The basis of Target's assets in the hands of Acquiring will be the same as the basis of those assets in the hands of Target immediately prior to the reorganization (Section 362(b)).

     (6) Acquiring's holding period for the Target assets acquired will include the period during which such assets were held by Target (Section 1224(2)).

     (7) The shareholders of Target will not recognize any gain or loss on the receipt of voting shares of Acquiring solely in exchange for their shares in Target (Section 354(a)(1)).

     (8) The basis of the Acquiring shares received by Target shareholders will be the same, in the aggregate, as the basis of the Target shares surrendered in exchange therefor (Section 358(a)(1)).

     (9) The holding period of the Acquiring shares received by Target shareholders in exchange for their Target shares will include the period during which the exchanged Target shares were held, provided that the Target shares are held as a capital asset in the hands of the Target shareholders on the date of the exchange (Section 1223(1)).

     (10) Pursuant to Section 381(a) and Section 1.381(a)-1, Acquiring will succeed to and take into account the items of Target described in Section 381(c), subject to the provisions and limitations specified in Sections 381, 382, 383 and 384 and the regulations thereunder. Pursuant to Section 1.381(b)-1, the taxable year of Target will end with the close of the date of transfer.

     No opinion is expressed as to the Federal income tax treatment of the proposed transaction under other provisions of the Code and regulations or as to the tax treatment of any conditions existing at the time of, or effects resulting from, the proposed transaction that are not specifically covered by the above rulings. Specifically, no opinion was requested, and none is expressed, about whether Acquiring or Target qualifies as a RIC that is taxable under Subchapter M, Part I of the Code.

     This ruling is directed only to the taxpayers requesting it. Section 6110(k)(3) provides that it may not be used or cited as precedent.

     A copy of this letter must be attached to any income tax return to which it is relevant.

     The rulings contained in this letter are based upon information and representations submitted by the taxpayers and accompanied by a penalty of perjury statement executed by an appropriate party. While this office has not verified any of the material submitted in support of the request for rulings, it is subject to verification on examination.

     In accordance with the Power of Attorney on file with this office, a copy of this letter is being sent to your authorized representative.

                                       Sincerely yours,

                                       Assistant Chief Counsel (Corporate)



                                       By  /s/ Ken Cohen
                                          --------------------------------
                                          Ken Cohen
                                          Senior Technician Reviewer, Branch 3